Significant accounting policies - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019	Jul. 31, 2018
Significant Accounting Policies [Line Items]
Contract costs				¥ 18,279
Right-of-use assets	¥ 502,813	¥ 517,609
Lease liabilities	35,754	¥ 20,502
IFRS 16
Significant Accounting Policies [Line Items]
Right-of-use assets			¥ 411,115
Lease liabilities	¥ 35,754		¥ 411,090
Minimum [member]
Significant Accounting Policies [Line Items]
Percent of contributions expected to be paid to plan for annual reporting period	25.30%
Maximum [member]
Significant Accounting Policies [Line Items]
Percent of contributions expected to be paid to plan for annual reporting period	38.64%